Loans and Notes Payable (Details 2) - Loans And Notes Payable [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
2026	$ 11,566,803	$ 11,501,679	$ 61,072,135
2027	10,179,890	9,345,236	4,534,749
2028	1,781,803	1,781,803	122,964
2029	3,040,958	3,413,285	25,788
2030	25,788	25,788	25,788
Thereafter			229,195
Total long-term debt	26,595,242	26,067,791	66,010,619
Less: unamortized OID:	(728,084)	(441,843)
Net debt	$ 25,867,159	$ 25,625,948	$ 66,010,619